UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21201
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                       UBS Technology Partners Fund L.L.C.
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              -----------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
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                      Date of fiscal year end: December 31
                                              ------------

                    Date of reporting period: March 31, 2005
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

                                                                                                     UBS TECHNOLOGY PARTNERS, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                                         (UNAUDITED)
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                                                                                                                      MARCH 31, 2005

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                                                                                                      REALIZED AND
                                                                                                       UNREALIZED
                                                                                   % OF MEMBERS'   GAIN/(LOSS) FROM
INVESTMENT FUND:                                   COST            FAIR VALUE         CAPITAL         INVESTMENTS          LIQUIDITY
-----------------------------------------      ------------       ------------     -------------   ----------------        ---------
Andor Technology Perennial Fund, L.P.*         $         --       $ 10,992,976          3.52%         $  (566,702)         Quarterly
Andor Technology Small Cap Fund, L.P.**           9,500,000         10,598,851          3.39             (374,511)         Quarterly
Artis Technology Qualified Partners, L.P.        20,250,000         26,635,827          8.53              182,291          Quarterly
Artis Technology Qualified 2X, L.P.              10,750,000         11,663,668          3.73              191,311          Quarterly
Bowman Capital Founders Private                   2,152,335            121,775          0.04                7,450             ***
Cavalry Technology, L.P.                         30,000,000         32,088,565         10.27           (1,564,097)         Quarterly
Coatue Qualified Partners, LP                    19,000,000         22,980,584          7.36            2,180,016          Quarterly
Intrepid Capital Fund (QP), L.P.                 23,312,000         42,789,474         13.70            1,134,970          Quarterly
Loch Fund, L.P.                                  25,550,000         28,371,769          9.08              453,434          Quarterly
Minot Capital II, L.P.                           20,500,000         20,901,449          6.69             (825,694)         Quarterly
Mosaic Technology Fund, L.P.                             --             60,944          0.02                7,833          Quarterly
Seligman Technology                              10,000,000         10,168,535          3.26              168,535          Quarterly
Sidus Investments, Ltd. Series A1                10,000,000         10,401,418          3.34             (174,401)         Quarterly
Sidus Investments, Ltd. Series A2                10,000,000          9,754,292          3.13             (163,551)         Quarterly
Sidus Investments, Ltd. Series A3                 5,000,000          4,906,693          1.57              (82,271)         Quarterly
Special Situation                                10,000,000          9,021,600          2.89             (978,400)         Quarterly
TCS Capital II, L.P.                             20,000,000         29,391,364          9.41              953,742          Quarterly
Tiger Technology Fund, L.P.                      10,000,000         21,279,481          6.81            2,674,758           Annually

REDEEMED INVESTMENT FUNDS:                               --                 --                            (46,393)
                                               ------------       ------------        ------          -----------
TOTAL                                          $236,014,335       $302,129,265         96.74%         $ 3,178,320
                                               ============       ------------        ------          ===========

OTHER ASSETS, LESS LIABILITIES                                      10,189,595          3.26%
                                                                  ------------        ------

MEMBERS' CAPITAL                                                  $312,318,860        100.00%
                                                                  ============        ======

*Formerly, Pequot Technology Perennial Fund, L.P.
**Initial lock-up is three years from initial investment; approximately six months remaining.
***The liquidity of the Fund's investments is driven by the Investment Fund's ability to liquidate its Private Investments.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Technology Partners Fund L.L.C.

By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date      May 16, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Richard Sipes
                         -------------------------------------------------------
                           Richard Sipes, Principal Executive Officer
                           (principal executive officer)

Date      May 16, 2005
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By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Principal Accounting Officer
                           (principal financial officer)

Date      May 16, 2005
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* Print the name and title of each signing officer under his or her signature.